Segmented and geographic information, and major customers	9 Months Ended
Sep. 30, 2025
Segmented and geographic information, and major customers
Segmented and geographic information, and major customers

23. Segmented and geographic information, and major customers

a. Segmented information

The Company’s operations comprise of four reporting segments engaged in acquisition, exploration, development and exploration of mineral resource properties in Mexico and the United States. Management has determined the operating segments based on the reports reviewed by the chief operating decision makers that are used to make strategic decisions.

b. Geographic information

All revenues from sales of concentrates for the three-month and nine-month periods ended September 30, 2025 and 2024 were earned in Mexico and the United States. The following segmented information is presented as at September 30, 2025 and December 31, 2024, and for the three-month and nine-month periods ended September 30, 2025 and 2024. The Cosalá Operations segment operates in Mexico while the Galena Complex and Relief Canyon segments operate in the United States.

	As at September 30, 2025					As at December 31, 2024
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$5,840	$337	$199	$32,724	$39,100	$6,576	$1,390	$35	$12,001	$20,002
Trade and other receivables	5,154	4,927	-	517	10,598	5,485	1,450	-	197	7,132
Inventories	7,364	2,758	103	-	10,225	7,976	2,625	103	-	10,704
Prepaid expenses	1,288	1,382	394	798	3,862	745	933	755	443	2,876
Derivative instruments	-	-	-	2,861	2,861	-	-	-	-	-
Restricted cash	149	53	4,470	-	4,672	135	53	4,339	-	4,527
Property, plant and equipment	58,370	83,180	21,169	665	163,384	48,123	74,935	23,686	655	147,399
Total assets	$78,165	$92,637	$26,335	$37,565	$234,702	$69,040	$81,386	$28,918	$13,296	$192,640

Trade and other payables	$12,256	$9,425	$3,271	$5,766	$30,718	$12,650	$8,689	$2,896	$13,098	$37,333
Derivative instruments	-	-	-	-	-	-	-	-	709	709
Pre-payment facility	-	2,550	-	-	2,550	-	2,000	-	-	2,000
Credit facility	9,160	-	-	-	9,160	9,490	-	-	-	9,490
Term loan facility	-	-	-	48,019	48,019	-	-	-	-	-
Other long-term liabilities	870	916	-	394	2,180	-	1,170	-	488	1,658
Metals contract liability	-	-	-	44,618	44,618	-	-	-	40,868	40,868
Silver contract liability	-	-	-	28,566	28,566	-	-	-	18,193	18,193
Convertible debenture	-	-	-	-	-	-	-	-	10,849	10,849
Royalty payable	-	-	-	3,062	3,062	-	-	-	2,762	2,762
Post-employment benefit obligations	-	3,108	-	-	3,108	-	3,892	-	-	3,892
Decommissioning provision	2,693	5,716	4,064	-	12,473	2,129	5,346	3,914	-	11,389
Deferred tax liabilities	33	-	-	-	33	48	-	-	-	48
Total liabilities	$25,012	$21,715	$7,335	$130,425	$184,487	$24,317	$21,097	$6,810	$86,967	$139,191

	Three-month period ended September 30, 2025					Three-month period ended September 30, 2024
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$13,099	$17,497	$-	$-	$30,596	$12,699	$9,627	$-	$-	$22,326
Cost of sales	(8,190)	(11,948)	-	-	(20,138)	(9,426)	(10,839)	-	-	(20,265)
Depletion and amortization	(707)	(2,142)	(797)	(58)	(3,704)	(2,243)	(2,769)	(862)	(40)	(5,914)
Care and maintenance costs	-	(216)	(740)	-	(956)	-	(175)	(559)	-	(734)
Corporate general and administrative	-	-	-	(5,933)	(5,933)	-	-	-	(1,671)	(1,671)
Exploration costs	(962)	(715)	(32)	-	(1,709)	(112)	(788)	(32)	-	(932)
Accretion on decommissioning provision	(54)	(60)	(43)	-	(157)	(59)	(56)	(42)	-	(157)
Interest and financing income (expense)	(34)	(76)	44	(1,644)	(1,710)	(796)	(119)	12	(3,516)	(4,419)
Foreign exchange gain (loss)	(367)	-	-	(1,510)	(1,877)	475	-	-	698	1,173
Gain on disposal of assets	-	-	1	-	1	-	-	-	-	-
Loss on metals contract liabilities	-	-	-	(12,316)	(12,316)	-	-	-	(5,330)	(5,330)
Other gain on derivatives	-	-	-	2,916	2,916	-	-	-	178	178
Fair value loss on royalty payable	-	-	-	(19)	(19)	-	-	-	(216)	(216)
Income (loss) before income taxes	2,785	2,340	(1,567)	(18,564)	(15,006)	538	(5,119)	(1,483)	(9,897)	(15,961)
Income tax expense	(702)	-	-	-	(702)	(198)	-	-	-	(198)
Net income (loss) for the period	$2,083	$2,340	$(1,567)	$(18,564)	$(15,708)	$340	$(5,119)	$(1,483)	$(9,897)	$(16,159)
	Nine-month period ended September 30, 2025					Nine-month period ended September 30, 2024
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$36,435	$44,635	$-	$-	$81,070	$41,094	$35,297	$-	$-	$76,391
Cost of sales	(30,781)	(33,975)	-	-	(64,756)	(32,905)	(29,960)	-	-	(62,865)
Depletion and amortization	(3,607)	(9,424)	(2,506)	(173)	(15,710)	(6,892)	(9,018)	(2,589)	(119)	(18,618)
Care and maintenance costs	-	(445)	(1,139)	-	(1,584)	-	(445)	(2,752)	-	(3,197)
Corporate general and administrative	-	-	-	(18,521)	(18,521)	-	-	-	(5,036)	(5,036)
Exploration costs	(2,203)	(1,617)	(87)	-	(3,907)	(486)	(2,286)	(76)	-	(2,848)
Accretion on decommissioning provision	(162)	(178)	(131)	-	(471)	(182)	(165)	(122)	-	(469)
Interest and financing income (expense)	(128)	(268)	131	(3,300)	(3,565)	(965)	(317)	41	(6,789)	(8,030)
Foreign exchange gain (loss)	(844)	-	-	1,951	1,107	1,042	-	-	(881)	161
Gain on disposal of assets	-	-	967	-	967	-	-	-	-	-
Loss on metals contract liability	-	-	-	(26,889)	(26,889)	-	-	-	(10,044)	(10,044)
Other gain (loss) on derivatives	-	-	-	3,625	3,625	-	-	-	(566)	(566)
Fair value loss on royalty payable	-	-	-	(300)	(300)	-	-	-	(729)	(729)
Income (loss) before income taxes	(1,290)	(1,272)	(2,765)	(43,607)	(48,934)	706	(6,894)	(5,498)	(24,164)	35,850)
Income tax expense	(795)	-	-	-	(795)	(469)	-	-	-	(469)
Net loss for the period	$(2,085)	$(1,272)	$(2,765)	$(43,607)	$(49,729)	$237	$(6,894)	$(5,498)	$(24,164)	$(36,319)

c. Major customers

For the three-month period ended September 30, 2025, the Company sold concentrates and finished goods to three major customers accounting for 43% of revenues from Cosalá Operations and 57% of revenues from Galena Complex (2024: two major customers accounting for 51% of revenues from Cosalá Operations and 45% of revenues from Galena Complex). For the nine-month period ended September 30, 2025, the Company sold concentrates and finished goods to three major customers accounting for 45% of revenues from Cosalá Operations and 55% of revenues from Galena Complex (2024: two major customers accounting for 50% of revenues from Cosalá Operations and 48% of revenues from Galena Complex).